EMPLOYEE BENEFITS - Schedule of Evolution of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Number of options (in shares)
Balance at the beginning of year (in shares) | shares	253,731	400,697
Exercised during the year (in shares) | shares	(118,963)	(146,966)
Balance at end of year (in shares) | shares	134,768	253,731
Weighted average exercise price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 33.89	$ 31.36
Exercised during the year (in usd per share) | $ / shares	31.87	30.19
Balance at the end of year (in usd per share) | $ / shares	$ 33.79	$ 33.89